10. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Details Narrative
Rent expense	$ 73,752	$ 15,759
Deferred rent	$ 25,381	$ 2,267